Segment Information (Tables)	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Selected P&L, Liabilities and Assets Information by Segment	The selected P&L, liabilities and assets information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:
	2024
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	771,126	14,284	410,788	77,971	236,393	29,599	2,091	-
Gain from sale of farm	248,375	248,375	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	40,499	-	27,213	4,798	21,996	(6,704)	(6,804)	-
Reversal of provision for agricultural products after harvest	(1,091)	-	(552)	(393)	-	-	(146)	--
Cost of sales	(747,019)	(2,107)	(401,745)	(73,519)	(212,925)	(30,026)	(26,697)	-
Gross income	311,890	260,552	35,704	8,857	45,464	(7,131)	(31,556)	-
Operating income (expenses)
Selling expenses	(55,064)	-	(38,741)	(9,494)	(144)	(428)	(6,257)	-
General and administrative expenses	(65,534)	-	-	-	-	-	-	(65,534)
Other operating income	(5,427)	-	-	-	-	-	-	(5,427)
Equity pickup	(58)	-	-	-	-	-	-	(58)
Operating income (loss)	185,807	260,552	(3,037)	(637)	45,320	(7,559)	(37,813)	(71,019)
Financial income	312,916	152,042	84,695	6,215	4,071	801	-	65,092
Financial expenses	(307,208)	(107,051)	(30,841)	(4,458)	(6,931)	(808)	-	(157,119)
Net income (loss) before taxes	191,515	305,543	50,817	1,120	42,460	(7,566)	(37,813)	(163,046)
Income and social contribution taxes	35,352	(19,247)	(17,278)	(381)	(14,436)	2,572	12,857	71,265
Net income (loss) for the year	226,867	286,296	33,539	739	28,024	(4,994)	(24,956)	(91,781)
Total assets	3,605,082	2,352,537	347,363	94,603	252,622	44,392	57,436	456,129
Total liabilities	1,425,403	394,973	169,670	9,400	26,080	-	-	825,280

	2023
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	903,372	14,893	579,018	38,195	244,830	24,807	1,629	-
Gain from sale of farm	346,065	346,065	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	78,238	-	111,304	(3,631)	(6,903)	(13,824)	(8,708)	-
Reversal of provision for agricultural products after harvest	(47,708)	-	(47,168)	(509)	-	-	(31)	-
Cost of sales	(886,225)	(6,190)	(556,554)	(34,565)	(242,165)	(25,536)	(21,215)	-
Gross income	393,742	354,768	86,600	(510)	(4,238)	(14,553)	(28,325)	-
Operating income (expenses)
Selling expenses	(41,008)	(2,190)	(33,633)	(3,394)	(1,068)	(553)	(170)	-
General and administrative expenses	(65,792)	-	-	-	-	-	-	(65,792)
Other operating income	(11,049)	-	-	-	-	-	-	(11,049)
Equity pickup	(70)	-	-	-	-	-	-	(70)
Operating income (loss)	275,823	352,578	52,967	(3,904)	(5,306)	(15,106)	(28,495)	(76,911)
Financial income	330,491	67,985	54,009	759	9,690	2,470	-	195,578
Financial expenses	(324,605)	(116,861)	(46,777)	(1,440)	(158)	(642)	-	(158,727)
Net income (loss) before taxes	281,709	303,702	(60,199)	(4,585)	4,226	(13,278)	(28,495)	(40,060)
Income and social contribution taxes	(13,173)	(5,912)	(20,468)	1,559	(1,437)	4,515	9,689	(1,119)
Net income (loss) for the year	268,536	297,790	39,731	(3,026)	2,789	(8,763)	(18,806)	(41,179)
Total assets	3,508,075	1,418,129	259,859	34,347	97,393	54,271	106,479	1,537,597
Total liabilities	1,310,933	473,999	86,120	8	555,081	-	-	195,725

	2022
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	1,168,137	6,450	720,883	25,242	378,919	31,507	5,136	-
Gain from sale of farm	251,534	251,534	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	549,764	-	313,944	7,122	227,717	968	13	-
Reversal of provision for agricultural products after harvest	(50,822)	-	(49,244)	(1,576)	-	-	(2)	-
Cost of sales	(1,142,688)	(4,536)	(720,236)	(24,967)	(352,519)	(27,948)	(12,482)	-
Gross income	775,925	253,448	265,347	5,821	254,117	4,527	(7,335)	-
Operating income (expenses)
Selling expenses	(43,578)	-	(33,359)	(794)	(1,260)	(970)	(7,195)	-
General and administrative expenses	(55,968)	-	-	-	-	-	-	(55,968)
Other operating income	13,829	-	-	-	-	-	-	13,829
Equity pickup	(31)	-	-	-	-	-	-	(31)
Operating income (loss)	690,177	253,448	231,988	5,027	252,857	3,557	(14,530)	(42,170)
Net financial income
Financial income	320,177	72,498	36,370	1,178	587	478	-	209,066
Financial expenses	(373,037)	(55,669)	(111,335)	(8,516)	(393)	(239)	-	(196,885)
Net income (loss) before taxes	637,317	270,277	157,023	(2,311)	253,051	3,796	(14,530)	(29,989)
Income and social contribution taxes	(117,217)	(18,277)	(53,981)	1,158	(87,072)	(1,314)	4,940	37,329
Net income (loss) for the year	520,100	252,000	103,042	(1,153)	165,979	2,482	(9,590)	7,340
Total assets	3,345,263	1,691,599	402,120	38,625	274,605	69,749	144,916	723,649
Total liabilities	1,129,215	290,399	101,239	1,393	35,093	-	-	701,091

Schedule of Revenues and Noncurrent Assets	Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:
	Brazil			Paraguay and Bolivia
	2024	2023	2022	2024	2023	2022
Net revenue	693,617	815,589	1,077,731	77,509	87,783	90,406
Non-current	1,411,720	1,260,255	925,019	459,639	394,547	429,042